Titanium Universal Life Variable Account

Financial Statements

Year Ended December 31, 2025

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Protective Life Insurance Company and Policy Owners of Titanium Universal Life Variable Account:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise Titanium Universal Life Variable Account (the Separate Account), as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2025, the results of its operations for the year then ended, and the changes in its net assets for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

 /s/ KPMG LLP

We have served as the auditor of one or more Protective Life Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 20, 2026

1

Appendix

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and statements of changes in net assets for each of the years in the two-year period then ended.

Alger Balanced Portfolio, Class I-2

Alger Capital Appreciation Portfolio, Class I-2

Alger Growth & Income Portfolio, Class I-2

Alger Large Cap Growth Portfolio, Class I-2

Alger Mid Cap Growth Portfolio, Class I-2

Alger Small Cap Growth Portfolio, Class I-2

Allspring VT Discovery SMID Cap Growth Fund, Class 2

Allspring VT Index Asset Allocation Fund, Class 2

Allspring VT Opportunity Fund, Class 2

BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares

BNY Mellon VIF Appreciation Portfolio, Initial Shares

BNY Mellon VIF Government Money Market Portfolio

DWS CROCI U.S. VIP, Class A

DWS Equity 500 Index VIP, Class A

DWS High Income VIP, Class A

DWS Small Cap Index VIP, Class A

DWS Small Mid Cap Growth VIP, Class A

DWS Small Mid Cap Value VIP, Class A

Franklin Global Real Estate VIP Fund, Class 2

Invesco V.I. American Franchise Fund, Series I

Invesco V.I. Core Equity Fund, Series I

Invesco V.I. Discovery Mid Cap Growth Fund, Series I

Invesco V.I. Equity and Income Fund, Series I

Invesco V.I. EQV International Equity Fund, Series I

Invesco V.I. Government Securities Fund, Series I

Invesco V.I. Technology Fund, Series I

MFS VIT Growth Series, Initial Class

MFS VIT II High Yield Portfolio, Initial Class

MFS VIT Investors Trust Series, Initial Class

MFS VIT Research Series, Initial Class

MFS VIT Total Return Series, Initial Class

MFS VIT Value Series, Initial Class

Templeton Foreign VIP Fund, Class 2

Templeton Global Bond VIP Fund, Class 2

The statement of changes in net assets for the period from January 1, 2024 to April 29, 2024 (date of liquidation).

Allspring VT International Equity Fund, Class 1

2

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Alger Balanced Portfolio, Class I-2	Alger Capital Appreciation Portfolio, Class I-2	Alger Growth & Income Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	Allspring VT Discovery SMID Cap Growth Fund, Class 2
ASSETS:
Investments at fair value (1)	$492,583	$7,407,077	$1,683,665	$3,957,105	$3,450,781	$1,436,664	$2,595,398
Receivable from the Policies	-	-	-	-	-	-	-
Receivable from the fund manager	32	227	51	677	204	556	524
Receivable from the Company	-	-	-	-	-	-	-
Total assets	492,615	7,407,304	1,683,716	3,957,782	3,450,985	1,437,220	2,595,922

LIABILITIES:
Payable to the Policies	32	227	51	677	204	556	524
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	5	124,342	19	41,895	25,730	19	26
Total liabilities	37	124,569	70	42,572	25,934	575	550

NET ASSETS	$492,578	$7,282,735	$1,683,646	$3,915,210	$3,425,051	$1,436,645	$2,595,372

Fair value per share (NAV)	$22.56	$128.85	$35.12	$103.17	$23.82	$18.64	$25.29
Shares outstanding in the Separate Account	21,834	57,486	47,940	38,355	144,869	77,074	102,625

(1) Investments in mutual fund shares, at cost	$382,742	$5,178,289	$1,178,250	$2,808,925	$3,054,257	$1,818,719	$2,939,499

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

3

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Allspring VT Index Asset Allocation Fund, Class 2	Allspring VT Opportunity Fund, Class 2	BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Government Money Market Portfolio	DWS CROCI U.S. VIP, Class A	DWS Equity 500 Index VIP, Class A
ASSETS:
Investments at fair value (1)	$142,718	$2,601,177	$882,742	$726,944	$4,178,812	$54,368	$436,279
Receivable from the Policies	-	-	-	-	-	-	-
Receivable from the fund manager	26	127	8	8	236	1	494
Receivable from the Company	2	-	-	-	-	-	10
Total assets	142,746	2,601,304	882,750	726,952	4,179,048	54,369	436,783

LIABILITIES:
Payable to the Policies	26	127	8	8	236	1	494
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	31	9	1,313	18	1	-
Total liabilities	26	158	17	1,321	254	2	494

NET ASSETS	$142,720	$2,601,146	$882,733	$725,631	$4,178,794	$54,367	$436,289

Fair value per share (NAV)	$20.00	$25.70	$58.50	$33.67	$1.00	$18.82	$32.55
Shares outstanding in the Separate Account	7,136	101,213	15,090	21,590	4,178,812	2,889	13,404

(1) Investments in mutual fund shares, at cost	$146,841	$2,613,126	$693,060	$808,469	$4,178,812	$41,583	$336,985

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

4

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	DWS High Income VIP, Class A	DWS Small Cap Index VIP, Class A	DWS Small Mid Cap Growth VIP, Class A	DWS Small Mid Cap Value VIP, Class A	Franklin Global Real Estate VIP Fund, Class 2	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. Core Equity Fund, Series I
ASSETS:
Investments at fair value (1)	$41,467	$932,758	$104,338	$129,041	$899,673	$4,658,513	$3,531,594
Receivable from the Policies	-	1	-	-	-	-	-
Receivable from the fund manager	1	-	1	2	97	351	150
Receivable from the Company	-	-	8	-	-	-	-
Total assets	41,468	932,759	104,347	129,043	899,770	4,658,864	3,531,744

LIABILITIES:
Payable to the Policies	1	-	1	2	97	351	150
Payable to the fund manager	-	1	-	-	-	-	-
Payable to the Company	-	9	-	1	15	1,635	2,521
Total liabilities	1	10	1	3	112	1,986	2,671

NET ASSETS	$41,467	$932,749	$104,346	$129,040	$899,658	$4,656,878	$3,529,073

Fair value per share (NAV)	$5.74	$15.02	$14.19	$14.09	$13.06	$81.00	$36.03
Shares outstanding in the Separate Account	7,224	62,101	7,353	9,158	68,888	57,513	98,018

(1) Investments in mutual fund shares, at cost	$41,886	$890,569	$112,178	$118,929	$951,397	$3,811,842	$3,143,588

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

5

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Equity and Income Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Government Securities Fund, Series I	Invesco V.I. Technology Fund, Series I	MFS VIT Growth Series, Initial Class	MFS VIT II High Yield Portfolio, Initial Class
ASSETS:
Investments at fair value (1)	$28,267	$804,667	$1,333,034	$154,692	$3,353,713	$3,069,319	$85,058
Receivable from the Policies	-	-	-	-	-	-	-
Receivable from the fund manager	-	48	232	2	47	105	1
Receivable from the Company	-	-	-	-	-	-	-
Total assets	28,267	804,715	1,333,266	154,694	3,353,760	3,069,424	85,059

LIABILITIES:
Payable to the Policies	-	48	232	2	47	105	1
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	4	1	6	1	63	39	-
Total liabilities	4	49	238	3	110	144	1

NET ASSETS	$28,263	$804,666	$1,333,028	$154,691	$3,353,650	$3,069,280	$85,058

Fair value per share (NAV)	$75.21	$18.27	$36.11	$10.65	$25.69	$67.85	$5.09
Shares outstanding in the Separate Account	376	44,043	36,916	14,525	130,545	45,237	16,711

(1) Investments in mutual fund shares, at cost	$27,450	$824,877	$1,297,629	$165,197	$2,975,881	$2,773,768	$89,113

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

6

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT Investors Trust Series, Initial Class	MFS VIT Research Series, Initial Class	MFS VIT Total Return Series, Initial Class	MFS VIT Value Series, Initial Class	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2
ASSETS:
Investments at fair value (1)	$412,310	$519,019	$1,371,729	$81,837	$663,588	$170,238
Receivable from the Policies	-	-	-	-	-	-
Receivable from the fund manager	4	22	23	1	17	2
Receivable from the Company	-	-	-	1	-	-
Total assets	412,314	519,041	1,371,752	81,839	663,605	170,240

LIABILITIES:
Payable to the Policies	4	22	23	1	17	2
Payable to the fund manager	-	-	-	-	-	-
Payable to the Company	1,282	11	9	-	7	1
Total liabilities	1,286	33	32	1	24	3

NET ASSETS	$411,028	$519,008	$1,371,720	$81,838	$663,581	$170,237

Fair value per share (NAV)	$26.16	$30.49	$23.33	$22.26	$16.22	$13.17
Shares outstanding in the Separate Account	15,761	17,023	58,797	3,677	40,912	12,926

(1) Investments in mutual fund shares, at cost	$503,599	$525,106	$1,395,705	$75,651	$557,218	$185,633

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

7

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Alger Balanced Portfolio, Class I-2	Alger Capital Appreciation Portfolio, Class I-2	Alger Growth & Income Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	Allspring VT Discovery SMID Cap Growth Fund, Class 2
INVESTMENT INCOME:
Dividend income	$13,139	$-	$24,650	$-	$-	$-	$-

EXPENSES:
Mortality and expense risk	2,336	26,572	5,904	14,111	13,979	5,738	9,603

NET INVESTMENT INCOME (LOSS)	10,803	(26,572)	18,746	(14,111)	(13,979)	(5,738)	(9,603)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	18,919	171,738	77,762	118,821	12,912	(41,633)	(16,061)
Capital gain distributions	47,467	1,166,258	187,099	426,074	-	16,668	18,120

Net realized gain (loss) on investments	66,386	1,337,996	264,861	544,895	12,912	(24,965)	2,059

Change in net unrealized appreciation (depreciation) on investments	(7,201)	557,351	10,504	415,229	502,176	108,185	133,097

Net realized and unrealized gain (loss) on investments	59,185	1,895,347	275,365	960,124	515,088	83,220	135,156

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$69,988	$1,868,775	$294,111	$946,013	$501,109	$77,482	$125,553

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

8

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Allspring VT Index Asset Allocation Fund, Class 2	Allspring VT Opportunity Fund, Class 2	BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Government Money Market Portfolio	DWS CROCI U.S. VIP, Class A	DWS Equity 500 Index VIP, Class A
INVESTMENT INCOME:
Dividend income	$1,708	$1,289	$2,188	$2,739	$162,417	$637	$4,553

EXPENSES:
Mortality and expense risk	682	10,141	2,672	3,153	17,720	246	1,769

NET INVESTMENT INCOME (LOSS)	1,026	(8,852)	(484)	(414)	144,697	391	2,784

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(607)	1,409	6,738	(13,242)	-	2,600	16,775
Capital gain distributions	11,693	259,642	69,908	114,361	-	4,127	37,670

Net realized gain (loss) on investments	11,086	261,051	76,646	101,119	-	6,727	54,445

Change in net unrealized appreciation (depreciation) on investments	2,131	(97,844)	41,397	(30,788)	-	579	10,368

Net realized and unrealized gain (loss) on investments	13,217	163,207	118,043	70,331	-	7,306	64,813

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,243	$154,355	$117,559	$69,917	$144,697	$7,697	$67,597

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

9

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	DWS High Income VIP, Class A	DWS Small Cap Index VIP, Class A	DWS Small Mid Cap Growth VIP, Class A	DWS Small Mid Cap Value VIP, Class A	Franklin Global Real Estate VIP Fund, Class 2	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. Core Equity Fund, Series I
INVESTMENT INCOME:
Dividend income	$2,672	$11,703	$-	$1,116	$11,670	$-	$21,733

EXPENSES:
Mortality and expense risk	126	3,912	460	503	4,135	16,732	11,785

NET INVESTMENT INCOME (LOSS)	2,546	7,791	(460)	613	7,535	(16,732)	9,948

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(129)	44	(1,865)	(124)	(8,451)	89,040	20,394
Capital gain distributions	-	49,979	7,373	12,611	-	422,968	250,185

Net realized gain (loss) on investments	(129)	50,023	5,508	12,487	(8,451)	512,008	270,579

Change in net unrealized appreciation (depreciation) on investments	868	48,212	2,523	6,317	60,025	(16,971)	201,881

Net realized and unrealized gain (loss) on investments	739	98,235	8,031	18,804	51,574	495,037	472,460

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,285	$106,026	$7,571	$19,417	$59,109	$478,305	$482,408

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

10

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Equity and Income Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Government Securities Fund, Series I	Invesco V.I. Technology Fund, Series I	MFS VIT Growth Series, Initial Class	MFS VIT II High Yield Portfolio, Initial Class
INVESTMENT INCOME:
Dividend income	$-	$16,054	$18,237	$4,677	$-	$-	$5,601

EXPENSES:
Mortality and expense risk	135	3,110	5,280	647	10,905	10,925	530

NET INVESTMENT INCOME (LOSS)	(135)	12,944	12,957	4,030	(10,905)	(10,925)	5,071

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	72	(5,061)	(96)	(1,497)	26,009	19,402	(972)
Capital gain distributions	2,334	40,780	80,942	-	357,556	524,333	-

Net realized gain (loss) on investments	2,406	35,719	80,846	(1,497)	383,565	543,735	(972)

Change in net unrealized appreciation (depreciation) on investments	(1,089)	38,716	91,922	7,512	197,524	(206,046)	5,205

Net realized and unrealized gain (loss) on investments	1,317	74,435	172,768	6,015	581,089	337,689	4,233

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,182	$87,379	$185,725	$10,045	$570,184	$326,764	$9,304

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

11

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT Investors Trust Series, Initial Class	MFS VIT Research Series, Initial Class	MFS VIT Total Return Series, Initial Class	MFS VIT Value Series, Initial Class	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2
INVESTMENT INCOME:
Dividend income	$6,264	$4,798	$35,653	$1,283	$14,928	$-

EXPENSES:
Mortality and expense risk	1,247	1,970	5,302	327	2,985	785

NET INVESTMENT INCOME (LOSS)	5,017	2,828	30,351	956	11,943	(785)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	228	7,493	(2,745)	645	10,846	(2,867)
Capital gain distributions	160,307	117,568	95,069	5,969	41,683	-

Net realized gain (loss) on investments	160,535	125,061	92,324	6,614	52,529	(2,867)

Change in net unrealized appreciation (depreciation) on investments	(117,079)	(71,028)	9,407	1,845	94,906	27,235

Net realized and unrealized gain (loss) on investments	43,456	54,033	101,731	8,459	147,435	24,368

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$48,473	$56,861	$132,082	$9,415	$159,378	$23,583

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Concluded)

See accompanying notes to financial statements.

12

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Alger Balanced Portfolio, Class I-2	Alger Capital Appreciation Portfolio, Class I-2	Alger Growth & Income Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	Allspring VT Discovery SMID Cap Growth Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$10,803	$(26,572)	$18,746	$(14,111)	$(13,979)	$(5,738)	$(9,603)
Net realized gain (loss) on investments	66,386	1,337,996	264,861	544,895	12,912	(24,965)	2,059
Change in net unrealized appreciation (depreciation) on investments	(7,201)	557,351	10,504	415,229	502,176	108,185	133,097

Net increase (decrease) in net assets resulting from operations	69,988	1,868,775	294,111	946,013	501,109	77,482	125,553

POLICY TRANSACTIONS:
Policy owners' net payments	12,881	101,587	55,597	69,538	113,460	50,049	68,345
Policy maintenance charges	(11,147)	(135,644)	(68,610)	(95,964)	(118,118)	(46,427)	(79,634)
Policy owners' benefits	(38,730)	(135,221)	(79,657)	(81,097)	(92,772)	(42,981)	(57,854)
Net transfers (to) from the Company and/or Subaccounts	(3,281)	(295,191)	(53,748)	(241,466)	(109,964)	43,884	43,483

Increase (decrease) in net assets resulting from Policy transactions	(40,277)	(464,469)	(146,418)	(348,989)	(207,394)	4,525	(25,660)

Total increase (decrease) in net assets	29,711	1,404,306	147,693	597,024	293,715	82,007	99,893

NET ASSETS:
Beginning of period	462,867	5,878,429	1,535,953	3,318,186	3,131,336	1,354,638	2,495,479

End of period	$492,578	$7,282,735	$1,683,646	$3,915,210	$3,425,051	$1,436,645	$2,595,372

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

13

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Allspring VT Index Asset Allocation Fund, Class 2	Allspring VT Opportunity Fund, Class 2	BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Government Money Market Portfolio	DWS CROCI U.S. VIP, Class A	DWS Equity 500 Index VIP, Class A
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,026	$(8,852)	$(484)	$(414)	$144,697	$391	$2,784
Net realized gain (loss) on investments	11,086	261,051	76,646	101,119	-	6,727	54,445
Change in net unrealized appreciation (depreciation) on investments	2,131	(97,844)	41,397	(30,788)	-	579	10,368

Net increase (decrease) in net assets resulting from operations	14,243	154,355	117,559	69,917	144,697	7,697	67,597

POLICY TRANSACTIONS:
Policy owners' net payments	4,548	77,544	17,069	24,006	284,766	4,027	36,384
Policy maintenance charges	(8,122)	(87,649)	(21,187)	(31,895)	(279,655)	(3,235)	(31,602)
Policy owners' benefits	(3,103)	(44,508)	(56,311)	(38,157)	(317,571)	(9,442)	(56,779)
Net transfers (to) from the Company and/or Subaccounts	5,382	38,025	7,199	3,109	39,184	1,678	9,939

Increase (decrease) in net assets resulting from Policy transactions	(1,295)	(16,588)	(53,230)	(42,937)	(273,276)	(6,972)	(42,058)

Total increase (decrease) in net assets	12,948	137,767	64,329	26,980	(128,579)	725	25,539

NET ASSETS:
Beginning of period	129,772	2,463,379	818,404	698,651	4,307,373	53,642	410,750

End of period	$142,720	$2,601,146	$882,733	$725,631	$4,178,794	$54,367	$436,289

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

14

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	DWS High Income VIP, Class A	DWS Small Cap Index VIP, Class A	DWS Small Mid Cap Growth VIP, Class A	DWS Small Mid Cap Value VIP, Class A	Franklin Global Real Estate VIP Fund, Class 2	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. Core Equity Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,546	$7,791	$(460)	$613	$7,535	$(16,732)	$9,948
Net realized gain (loss) on investments	(129)	50,023	5,508	12,487	(8,451)	512,008	270,579
Change in net unrealized appreciation (depreciation) on investments	868	48,212	2,523	6,317	60,025	(16,971)	201,881

Net increase (decrease) in net assets resulting from operations	3,285	106,026	7,571	19,417	59,109	478,305	482,408

POLICY TRANSACTIONS:
Policy owners' net payments	3,230	31,240	2,493	5,724	45,692	120,664	103,614
Policy maintenance charges	(3,161)	(35,086)	(5,351)	(5,618)	(29,196)	(148,911)	(105,825)
Policy owners' benefits	(2,076)	(20,458)	(4,689)	-	(31,861)	(221,336)	(95,341)
Net transfers (to) from the Company and/or Subaccounts	936	(4,063)	1,949	873	34,888	(46,224)	(28,389)

Increase (decrease) in net assets resulting from Policy transactions	(1,071)	(28,367)	(5,598)	979	19,523	(295,807)	(125,941)

Total increase (decrease) in net assets	2,214	77,659	1,973	20,396	78,632	182,498	356,467

NET ASSETS:
Beginning of period	39,253	855,090	102,373	108,644	821,026	4,474,380	3,172,606

End of period	$41,467	$932,749	$104,346	$129,040	$899,658	$4,656,878	$3,529,073

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

15

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Equity and Income Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Government Securities Fund, Series I	Invesco V.I. Technology Fund, Series I	MFS VIT Growth Series, Initial Class	MFS VIT II High Yield Portfolio, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(135)	$12,944	$12,957	$4,030	$(10,905)	$(10,925)	$5,071
Net realized gain (loss) on investments	2,406	35,719	80,846	(1,497)	383,565	543,735	(972)
Change in net unrealized appreciation (depreciation) on investments	(1,089)	38,716	91,922	7,512	197,524	(206,046)	5,205

Net increase (decrease) in net assets resulting from operations	1,182	87,379	185,725	10,045	570,184	326,764	9,304

POLICY TRANSACTIONS:
Policy owners' net payments	1,230	26,942	51,531	5,636	76,872	51,555	4,085
Policy maintenance charges	(622)	(30,524)	(47,541)	(3,650)	(94,706)	(70,347)	(3,796)
Policy owners' benefits	-	(44,078)	(47,766)	(10,643)	(165,096)	(46,563)	(65,088)
Net transfers (to) from the Company and/or Subaccounts	(363)	16,380	21,285	5,416	(78,302)	(12,370)	(71,912)

Increase (decrease) in net assets resulting from Policy transactions	245	(31,280)	(22,491)	(3,241)	(261,232)	(77,725)	(136,711)

Total increase (decrease) in net assets	1,427	56,099	163,234	6,804	308,952	249,039	(127,407)

NET ASSETS:
Beginning of period	26,836	748,567	1,169,794	147,887	3,044,698	2,820,241	212,465

End of period	$28,263	$804,666	$1,333,028	$154,691	$3,353,650	$3,069,280	$85,058

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

16

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT Investors Trust Series, Initial Class	MFS VIT Research Series, Initial Class	MFS VIT Total Return Series, Initial Class	MFS VIT Value Series, Initial Class	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,017	$2,828	$30,351	$956	$11,943	$(785)
Net realized gain (loss) on investments	160,535	125,061	92,324	6,614	52,529	(2,867)
Change in net unrealized appreciation (depreciation) on investments	(117,079)	(71,028)	9,407	1,845	94,906	27,235

Net increase (decrease) in net assets resulting from operations	48,473	56,861	132,082	9,415	159,378	23,583

POLICY TRANSACTIONS:
Policy owners' net payments	9,810	12,990	56,714	2,143	24,490	10,615
Policy maintenance charges	(13,096)	(14,455)	(58,481)	(2,149)	(25,844)	(9,408)
Policy owners' benefits	(5,240)	(29,633)	(41,583)	(3,789)	(35,625)	(15,650)
Net transfers (to) from the Company and/or Subaccounts	(439)	(18,957)	39,123	(764)	(23,904)	8,692

Increase (decrease) in net assets resulting from Policy transactions	(8,965)	(50,055)	(4,227)	(4,559)	(60,883)	(5,751)

Total increase (decrease) in net assets	39,508	6,806	127,855	4,856	98,495	17,832

NET ASSETS:
Beginning of period	371,520	512,202	1,243,865	76,982	565,086	152,405

End of period	$411,028	$519,008	$1,371,720	$81,838	$663,581	$170,237

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

17

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Alger Balanced Portfolio, Class I-2	Alger Capital Appreciation Portfolio, Class I-2	Alger Growth & Income Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	Allspring VT Discovery SMID Cap Growth Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,149)	$(21,425)	$3,224	$(11,986)	$(12,988)	$(659)	$(9,393)
Net realized gain (loss) on investments	4,926	66,852	99,469	26,951	(39,488)	(40,674)	(95,406)
Change in net unrealized appreciation (depreciation) on investments	63,028	1,973,735	202,902	1,048,695	614,349	140,048	501,950

Net increase (decrease) in net assets resulting from operations	65,805	2,019,162	305,595	1,063,660	561,873	98,715	397,151

POLICY TRANSACTIONS:
Policy owners' net payments	13,811	103,350	59,680	72,850	118,511	51,564	72,024
Policy maintenance charges	(11,040)	(125,266)	(72,444)	(91,227)	(115,742)	(47,343)	(83,005)
Policy owners' benefits	(5,886)	(228,204)	(216,917)	(72,352)	(206,871)	(53,177)	(125,969)
Net transfers (to) from the Company and/or Subaccounts	(3,431)	(256,571)	(13,886)	(267,379)	(51,422)	10,556	(53,942)

Increase (decrease) in net assets resulting from Policy transactions	(6,546)	(506,691)	(243,567)	(358,108)	(255,524)	(38,400)	(190,892)

Total increase (decrease) in net assets	59,259	1,512,471	62,028	705,552	306,349	60,315	206,259

NET ASSETS:
Beginning of period	403,608	4,365,958	1,473,925	2,612,634	2,824,987	1,294,323	2,289,220

End of period	$462,867	$5,878,429	$1,535,953	$3,318,186	$3,131,336	$1,354,638	$2,495,479

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

18

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Allspring VT Index Asset Allocation Fund, Class 2	Allspring VT International Equity Fund, Class 1	Allspring VT Opportunity Fund, Class 2	BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Government Money Market Portfolio	DWS CROCI U.S. VIP, Class A
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,013	$7,190	$(8,742)	$1,555	$10	$167,284	$521
Net realized gain (loss) on investments	7,274	(104,158)	243,555	14,592	40,631	-	925
Change in net unrealized appreciation (depreciation) on investments	8,098	100,741	87,620	147,089	43,444	-	6,593

Net increase (decrease) in net assets resulting from operations	16,385	3,773	322,433	163,236	84,085	167,284	8,039

POLICY TRANSACTIONS:
Policy owners' net payments	4,705	5,815	80,550	17,700	26,373	294,315	3,987
Policy maintenance charges	(7,727)	(4,403)	(90,948)	(21,807)	(31,693)	(284,999)	(3,350)
Policy owners' benefits	(848)	(1,449)	(111,272)	(32,040)	(73,328)	(147,980)	(1,235)
Net transfers (to) from the Company and/or Subaccounts	4,915	(346,726)	(11,781)	(6,481)	(2,832)	762,542	(1,407)

Increase (decrease) in net assets resulting from Policy transactions	1,045	(346,763)	(133,451)	(42,628)	(81,480)	623,878	(2,005)

Total increase (decrease) in net assets	17,430	(342,990)	188,982	120,608	2,605	791,162	6,034

NET ASSETS:
Beginning of period	112,342	342,990	2,274,397	697,796	696,046	3,516,211	47,608

End of period	$129,772	$-	$2,463,379	$818,404	$698,651	$4,307,373	$53,642

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

19

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	DWS Equity 500 Index VIP, Class A	DWS High Income VIP, Class A	DWS Small Cap Index VIP, Class A	DWS Small Mid Cap Growth VIP, Class A	DWS Small Mid Cap Value VIP, Class A	Franklin Global Real Estate VIP Fund, Class 2	Invesco V.I. American Franchise Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,851	$2,041	$5,913	$(467)	$918	$11,460	$(15,521)
Net realized gain (loss) on investments	29,148	(109)	22,283	382	5,857	(8,915)	36,770
Change in net unrealized appreciation (depreciation) on investments	46,551	532	58,184	4,781	(675)	(5,623)	1,175,782

Net increase (decrease) in net assets resulting from operations	78,550	2,464	86,380	4,696	6,100	(3,078)	1,197,031

POLICY TRANSACTIONS:
Policy owners' net payments	33,677	2,782	32,235	2,984	5,891	46,663	128,383
Policy maintenance charges	(30,827)	(2,984)	(35,660)	(5,568)	(5,524)	(30,424)	(151,202)
Policy owners' benefits	(275)	-	(16,966)	-	(7,051)	(41,509)	(203,312)
Net transfers (to) from the Company and/or Subaccounts	11,056	585	(4,469)	(10)	(15,098)	18,730	(139,836)

Increase (decrease) in net assets resulting from Policy transactions	13,631	383	(24,860)	(2,594)	(21,782)	(6,540)	(365,967)

Total increase (decrease) in net assets	92,181	2,847	61,520	2,102	(15,682)	(9,618)	831,064

NET ASSETS:
Beginning of period	318,569	36,406	793,570	100,271	124,326	830,644	3,643,316

End of period	$410,750	$39,253	$855,090	$102,373	$108,644	$821,026	$4,474,380

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

20

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Core Equity Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Equity and Income Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Government Securities Fund, Series I	Invesco V.I. Technology Fund, Series I	MFS VIT Growth Series, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$10,234	$(172)	$10,331	$15,937	$3,164	$(10,152)	$(10,153)
Net realized gain (loss) on investments	256,947	747	25,488	10,092	(476)	119,931	262,505
Change in net unrealized appreciation (depreciation) on investments	390,856	7,632	42,745	(23,756)	(767)	726,867	456,561

Net increase (decrease) in net assets resulting from operations	658,037	8,207	78,564	2,273	1,921	836,646	708,913

POLICY TRANSACTIONS:
Policy owners' net payments	106,709	1,477	27,821	53,116	5,691	80,183	53,418
Policy maintenance charges	(107,675)	(754)	(30,354)	(47,590)	(3,525)	(94,458)	(69,720)
Policy owners' benefits	(156,995)	(18,774)	(13,243)	(33,942)	(1,027)	(224,850)	(222,074)
Net transfers (to) from the Company and/or Subaccounts	(8,745)	(438)	12,946	48,271	6,454	(167,650)	(4,330)

Increase (decrease) in net assets resulting from Policy transactions	(166,706)	(18,489)	(2,830)	19,855	7,593	(406,775)	(242,706)

Total increase (decrease) in net assets	491,331	(10,282)	75,734	22,128	9,514	429,871	466,207

NET ASSETS:
Beginning of period	2,681,275	37,118	672,833	1,147,666	138,373	2,614,827	2,354,034

End of period	$3,172,606	$26,836	$748,567	$1,169,794	$147,887	$3,044,698	$2,820,241

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

21

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS VIT II High Yield Portfolio, Initial Class	MFS VIT Investors Trust Series, Initial Class	MFS VIT Research Series, Initial Class	MFS VIT Total Return Series, Initial Class	MFS VIT Value Series, Initial Class	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$11,929	$1,211	$959	$25,626	$920	$11,284	$(789)
Net realized gain (loss) on investments	(944)	30,250	33,195	60,817	6,412	1,932	(4,823)
Change in net unrealized appreciation (depreciation) on investments	(1,722)	28,465	48,681	(388)	1,173	(21,344)	(14,767)

Net increase (decrease) in net assets resulting from operations	9,263	59,926	82,835	86,055	8,505	(8,128)	(20,379)

POLICY TRANSACTIONS:
Policy owners' net payments	4,407	9,231	14,357	58,302	2,402	25,722	11,463
Policy maintenance charges	(4,080)	(12,775)	(15,409)	(58,318)	(2,331)	(24,223)	(9,540)
Policy owners' benefits	(6,107)	(15,810)	(26,116)	(59,796)	-	(11,210)	(15,299)
Net transfers (to) from the Company and/or Subaccounts	134,196	14,454	(14,469)	22,707	(9,651)	29,190	15,890

Increase (decrease) in net assets resulting from Policy transactions	128,416	(4,900)	(41,637)	(37,105)	(9,580)	19,479	2,514

Total increase (decrease) in net assets	137,679	55,026	41,198	48,950	(1,075)	11,351	(17,865)

NET ASSETS:
Beginning of period	74,786	316,494	471,004	1,194,915	78,057	553,735	170,270

End of period	$212,465	$371,520	$512,202	$1,243,865	$76,982	$565,086	$152,405

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Concluded)

See accompanying notes to financial statements.

22

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2025

1.	ORGANIZATION

The Titanium Universal Life Variable Account (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by United Investors Life Insurance Company, and exists in accordance with the regulations of the Alabama Department of Insurance. United Investors Life Insurance Company was a wholly owned subsidiary of Torchmark Corporation and was acquired by Protective Life Insurance Company (the “Company”). Protective Life Insurance Company is a wholly owned subsidiary of Protective Life Corporation ("PLC"). PLC is a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable life policies (the “Policies”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable life insurance Policies; it consists of a number of Subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Policy owners based on the number and value of their units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Protection Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

Policy owners may allocate some or all of the applicable net payments or transfer some or all of the Policy value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Policy owners' net payments are allocated to the Subaccounts in accordance with Policy owner instructions and are recorded as Policy owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Policy values under the Policies. New Policies are no longer being sold under the products in the Separate Account, but owners of existing Policies may make additional deposits.

The following is the variable life insurance product funded by the Separate Account:

Titanium Variable Universal Life

For the years or periods ended December 31, 2025 and 2024, the Separate Account offered up to 35 available Subaccount investment options, as follows:

Alger Balanced Portfolio, Class I-2

Alger Capital Appreciation Portfolio, Class I-2

Alger Growth & Income Portfolio, Class I-2

Alger Large Cap Growth Portfolio, Class I-2

Alger Mid Cap Growth Portfolio, Class I-2

Alger Small Cap Growth Portfolio, Class I-2

23

Allspring VT Discovery SMID Cap Growth Fund, Class 2

Allspring VT Index Asset Allocation Fund, Class 2

Allspring VT International Equity Fund, Class 1(a)

Allspring VT Opportunity Fund, Class 2

BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares

BNY Mellon VIF Appreciation Portfolio, Initial Shares

BNY Mellon VIF Government Money Market Portfolio

DWS CROCI U.S. VIP, Class A

DWS Equity 500 Index VIP, Class A

DWS High Income VIP, Class A

DWS Small Cap Index VIP, Class A

DWS Small Mid Cap Growth VIP, Class A

DWS Small Mid Cap Value VIP, Class A

Franklin Global Real Estate VIP Fund, Class 2

Invesco V.I. American Franchise Fund, Series I

Invesco V.I. Core Equity Fund, Series I

Invesco V.I. Discovery Mid Cap Growth Fund, Series I

Invesco V.I. Equity and Income Fund, Series I

Invesco V.I. EQV International Equity Fund, Series I

Invesco V.I. Government Securities Fund, Series I

Invesco V.I. Technology Fund, Series I

MFS VIT Growth Series, Initial Class

MFS VIT II High Yield Portfolio, Initial Class

MFS VIT Investors Trust Series, Initial Class

MFS VIT Research Series, Initial Class

MFS VIT Total Return Series, Initial Class

MFS VIT Value Series, Initial Class

Templeton Foreign VIP Fund, Class 2

Templeton Global Bond VIP Fund, Class 2

(a)	See Subaccount Change table below

Subaccount Change: Liquidation
During 2024, the following Subaccount was liquidated:

Subaccount Name	Date of Liquidation
Allspring VT International Equity Fund, Class 1	April 29, 2024

The financial statements are presented based on the period noted in the above Subaccount Changes table which may result in the exclusion from certain financial statements.

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

24

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Policies and the fund manager

Receivables and payables from (to) the Policies and the fund manager include trading activity initiated at the Policy level from the last business day of the year that has not yet been settled with the fund manager.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts' designated reinvestment dates.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using a weighted average cost basis) and capital gain distributions from the mutual funds.

25

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2025. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Policies.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and notes of the underlying Subaccounts identified in note 1, Organization.

26

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended (as designated in note 1, Organization, if applicable) December 31, 2025 were as follows:

Subaccount	Purchases	Sales
Alger Balanced Portfolio, Class I-2	$87,259	$69,265
Alger Capital Appreciation Portfolio, Class I-2	1,204,036	498,527
Alger Growth & Income Portfolio, Class I-2	248,698	199,287
Alger Large Cap Growth Portfolio, Class I-2	463,256	390,704
Alger Mid Cap Growth Portfolio, Class I-2	57,596	275,385
Alger Small Cap Growth Portfolio, Class I-2	109,715	94,260
Allspring VT Discovery SMID Cap Growth Fund, Class 2	153,345	170,486
Allspring VT Index Asset Allocation Fund, Class 2	22,751	11,328
Allspring VT Opportunity Fund, Class 2	347,264	113,060
BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares	111,794	95,596
BNY Mellon VIF Appreciation Portfolio, Initial Shares	197,360	126,236
BNY Mellon VIF Government Money Market Portfolio	698,992	831,780
DWS CROCI U.S. VIP, Class A	9,479	11,932
DWS Equity 500 Index VIP, Class A	89,110	90,730
DWS High Income VIP, Class A	7,161	5,686
DWS Small Cap Index VIP, Class A	102,706	73,302
DWS Small Mid Cap Growth VIP, Class A	13,950	12,640
DWS Small Mid Cap Value VIP, Class A	18,949	4,745
Franklin Global Real Estate VIP Fund, Class 2	102,857	75,798
Invesco V.I. American Franchise Fund, Series I	533,996	423,401
Invesco V.I. Core Equity Fund, Series I	367,370	248,788
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	3,483	1,036
Invesco V.I. Equity and Income Fund, Series I	100,937	78,494
Invesco V.I. EQV International Equity Fund, Series I	169,253	97,846
Invesco V.I. Government Securities Fund, Series I	19,166	18,378
Invesco V.I. Technology Fund, Series I	434,219	348,791
MFS VIT Growth Series, Initial Class	565,199	129,509
MFS VIT II High Yield Portfolio, Initial Class	22,213	153,854
MFS VIT Investors Trust Series, Initial Class	173,471	16,972
MFS VIT Research Series, Initial Class	133,891	63,551
MFS VIT Total Return Series, Initial Class	207,444	92,156
MFS VIT Value Series, Initial Class	8,927	6,563
Templeton Foreign VIP Fund, Class 2	86,799	94,053
Templeton Global Bond VIP Fund, Class 2	15,698	22,233

27

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended (as designated in note 1, Organization, if applicable) December 31, 2025 and 2024 were as follows:

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Alger Balanced Portfolio, Class I-2	694	1,711	(1,017)	370	597	(227)
Alger Capital Appreciation Portfolio, Class I-2	739	13,255	(12,516)	1,217	20,786	(19,569)
Alger Growth & Income Portfolio, Class I-2	1,105	5,297	(4,192)	1,421	8,389	(6,968)
Alger Large Cap Growth Portfolio, Class I-2	1,148	11,430	(10,282)	727	17,320	(16,593)
Alger Mid Cap Growth Portfolio, Class I-2	2,186	8,506	(6,320)	2,859	11,972	(9,113)
Alger Small Cap Growth Portfolio, Class I-2	5,266	6,263	(997)	3,395	4,833	(1,438)
Allspring VT Discovery SMID Cap Growth Fund, Class 2	7,812	6,065	1,747	5,274	20,110	(14,836)
Allspring VT Index Asset Allocation Fund, Class 2	255	289	(34)	232	196	36
Allspring VT International Equity Fund, Class 1	-	-	-	464	19,761	(19,297)
Allspring VT Opportunity Fund, Class 2	2,898	2,781	117	1,936	6,291	(4,355)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares	1,328	3,876	(2,548)	432	1,984	(1,552)
BNY Mellon VIF Appreciation Portfolio, Initial Shares	2,066	2,876	(810)	1,022	4,535	(3,513)
BNY Mellon VIF Government Money Market Portfolio	43,068	67,575	(24,507)	92,586	37,806	54,780
DWS CROCI U.S. VIP, Class A	169	588	(419)	116	194	(78)
DWS Equity 500 Index VIP, Class A	678	1,937	(1,259)	859	745	114
DWS High Income VIP, Class A	238	262	(24)	166	132	34
DWS Small Cap Index VIP, Class A	1,333	1,776	(443)	921	1,336	(415)
DWS Small Mid Cap Growth VIP, Class A	246	566	(320)	130	361	(231)
DWS Small Mid Cap Value VIP, Class A	174	171	3	191	1,211	(1,020)
Franklin Global Real Estate VIP Fund, Class 2	4,696	3,884	812	4,370	4,396	(26)
Invesco V.I. American Franchise Fund, Series I	3,882	15,223	(11,341)	1,917	18,570	(16,653)
Invesco V.I. Core Equity Fund, Series I	3,801	9,404	(5,603)	3,805	12,372	(8,567)
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	67	51	16	87	1,189	(1,102)
Invesco V.I. Equity and Income Fund, Series I	3,386	5,987	(2,601)	2,500	2,734	(234)
Invesco V.I. EQV International Equity Fund, Series I	3,553	5,265	(1,712)	5,522	3,937	1,585
Invesco V.I. Government Securities Fund, Series I	996	1,253	(257)	822	283	539
Invesco V.I. Technology Fund, Series I	3,596	17,796	(14,200)	2,602	27,078	(24,476)
MFS VIT Growth Series, Initial Class	1,711	4,716	(3,005)	1,751	10,938	(9,187)
MFS VIT II High Yield Portfolio, Initial Class	1,067	12,199	(11,132)	11,669	596	11,073
MFS VIT Investors Trust Series, Initial Class	254	515	(261)	646	1,022	(376)
MFS VIT Research Series, Initial Class	455	1,554	(1,099)	555	2,280	(1,725)
MFS VIT Total Return Series, Initial Class	3,450	3,944	(494)	2,853	3,458	(605)

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	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MFS VIT Value Series, Initial Class	52	157	(105)	251	868	(617)
Templeton Foreign VIP Fund, Class 2	1,515	4,041	(2,526)	2,280	1,293	987
Templeton Global Bond VIP Fund, Class 2	857	1,218	(361)	1,359	1,367	(8)

Note: Units may not appear to foot/crossfoot due to rounding.

29

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by Subaccount from either the net unit value or from the Policy as a redemption of units. Fees and charges may vary based on factors such as face amount, gender, age at issue of the insured, age at issue of the joint insured, insurance rate classification and smoking status, death benefit option selected, insured's age at time of face increase, and/or age of the Policy. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Policies in accordance with the terms which govern each life insurance policy, as set forth in the Policy.

Expense Type	Range
Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.00% - 0.75% of the average daily net assets of the Subaccounts

Administrative Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Policy and the Separate Account. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets, if applicable.	$6 - $30 per month

Surrender Charge
This charge is assessed to reimburse the Company for some of the costs of distributing the Policies. The charge is a percent of the Policy's face and based on the number of full years which have elapsed between the date the Policy was issued and the surrender date, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$0 - $4 per $1,000 of the Policy's face amount, plus 0% - 46% of premiums paid up to one target premium, plus 0% - 44% of premiums paid above one target premium and up to two target premiums, plus 0% - 5% of premium paid above two target premiums

Withdrawal Charge
This charge is assessed to reimburse the Company for costs incurred from withdrawals. The charge is deducted upon withdrawal, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$25 per withdrawal or 2.00% of the amount withdrawn, whichever is less, after the first partial withdrawal in the same Policy year

30

Expense Type	Range
Charge for Optional Benefits
This charge is assessed to reimburse the Company for costs and risks stemming from optional living and/or death benefits elected by the Policy owner. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$0.03 - $83.33 per $1,000 of rider coverage
$0.005 - $0.01 per $1,000 of base face amount
$0.02 - $0.30 per $1.00 of monthly deductions for other benefits
$0.02 - $0.13 per $1.00 of specified premium to be waived

Cost of Insurance Charge (COI)
This charge is assessed to reimburse the Company for the cost of providing the death benefit. The charge is assessed on the Policy's monthly anniversary day, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$0.02 - $83.33 per $1,000 of net amount at risk per month

Premium Expense Charge
This charge is assessed to reimburse the Company for expenses incurred associated with the sales and distribution of the Policies. The charge is assessed on each premium payment received until premiums paid equal 10 times the target premium for the Policy, deducted through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	0.00% - 4.00% of each premium received

Loan Interest Rate Spread
The loan interest rate spread is the difference between the amount of interest charged on outstanding loan balances and the amount of interest credited to amounts held in the guaranteed account that secures the loans. The charge is deducted annually, assessed through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.	0.0% - 0.75% of the loan balance

Transfer Charge
This charge is assessed to reimburse the Company for costs incurred when transferring funds. The charge is deducted upon transfer, assessed through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.	$25 per transfer, after the first 12 transfers in any Policy year

The Company offers a loan privilege to certain Policy owners. Such Policy owners may obtain loans using the Policy’s value as the only security for the loan. Loans are subject to provisions of The Internal Revenue Code of 1986, as amended.

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6.	FINANCIAL HIGHLIGHTS

The Company sells a variable life product that is funded by the Separate Account. This product has a unique combination of features and expenses that are charged against the Policy owner’s account. Differences in the expense structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Policy expenses offered by the Company, as Policy owners may not have selected all available and applicable Policy options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable life Policies, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2025 is as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Alger Balanced Portfolio, Class I-2
2025	12	$18.53	$42.97	$493	2.75%	0.25%	0.50%	15.86%	15.57%
2024	13	15.99	37.18	463	0.00%	0.25%	0.50%	16.77%	16.48%
2023	13	13.70	31.92	404	1.48%	0.25%	0.50%	17.14%	16.85%
2022	13	11.69	27.32	346	1.13%	0.25%	0.50%	(11.53)%	(11.75)%
2021	14	13.22	30.96	428	0.90%	0.25%	0.50%	18.53%	18.82%
Alger Capital Appreciation Portfolio, Class I-2
2025	151	25.40	101.60	7,283	0.00%	0.25%	0.75%	32.54%	31.88%
2024	164	19.17	77.04	5,878	0.00%	0.25%	0.75%	47.76%	47.03%
2023	183	12.97	52.40	4,366	0.00%	0.25%	0.75%	42.77%	42.07%
2022	190	9.08	36.88	3,177	0.00%	0.25%	0.75%	(36.68)%	(36.99)%
2021	173	14.35	60.24	5,027	0.00%	0.25%	0.75%	18.24%	18.83%
Alger Growth & Income Portfolio, Class I-2
2025	50	24.07	54.63	1,684	1.58%	0.25%	0.75%	20.52%	19.92%
2024	54	19.97	45.55	1,536	0.60%	0.25%	0.75%	22.36%	21.75%
2023	61	16.32	37.42	1,474	1.39%	0.25%	0.75%	23.62%	23.01%
2022	68	13.20	30.42	1,321	1.33%	0.25%	0.75%	(15.19)%	(15.61)%
2021	63	15.57	37.09	1,715	1.18%	0.25%	0.75%	30.68%	31.33%

32

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Alger Large Cap Growth Portfolio, Class I-2
2025	111	$22.02	$61.63	$3,915	0.00%	0.25%	0.75%	29.94%	29.30%
2024	121	16.94	47.66	3,318	0.00%	0.25%	0.75%	42.53%	41.82%
2023	138	11.89	33.61	2,613	0.00%	0.25%	0.75%	32.34%	31.68%
2022	144	8.98	25.52	2,072	0.00%	0.25%	0.75%	(38.81)%	(39.11)%
2021	118	14.68	43.13	3,331	0.00%	0.25%	0.75%	11.01%	11.56%
Alger Mid Cap Growth Portfolio, Class I-2
2025	108	16.13	52.38	3,425	0.00%	0.25%	0.75%	16.47%	15.90%
2024	115	13.85	45.19	3,131	0.00%	0.25%	0.75%	20.76%	20.16%
2023	124	11.47	37.61	2,825	0.00%	0.25%	0.75%	22.87%	22.26%
2022	129	9.33	30.76	2,370	0.00%	0.25%	0.75%	(36.23)%	(36.55)%
2021	109	14.63	49.89	3,581	0.00%	0.25%	0.75%	3.43%	3.94%
Alger Small Cap Growth Portfolio, Class I-2
2025	69	9.87	32.59	1,437	0.00%	0.25%	0.75%	5.65%	5.12%
2024	70	9.34	31.00	1,355	0.39%	0.25%	0.75%	7.86%	7.32%
2023	71	8.66	28.89	1,294	0.00%	0.25%	0.75%	16.20%	15.63%
2022	71	7.45	24.99	1,106	0.00%	0.25%	0.75%	(38.17)%	(38.47)%
2021	58	12.05	41.79	1,727	0.00%	0.25%	0.75%	(6.76)%	(6.29)%
Allspring VT Discovery SMID Cap Growth Fund, Class 2
2025	135	12.50	37.73	2,595	0.00%	0.25%	0.75%	5.12%	4.60%
2024	133	11.89	36.07	2,495	0.00%	0.25%	0.75%	17.84%	17.25%
2023	148	10.09	30.76	2,289	0.00%	0.25%	0.75%	19.84%	19.25%
2022	148	8.42	25.80	1,916	0.00%	0.25%	0.75%	(38.00)%	(38.31)%
2021	129	13.58	43.03	3,031	0.00%	0.25%	0.75%	(5.75)%	(5.28)%
Allspring VT Index Asset Allocation Fund, Class 2
2025	4	15.86	39.69	143	1.24%	0.25%	0.50%	11.20%	10.93%
2024	4	14.26	35.78	130	1.32%	0.25%	0.50%	14.58%	14.29%
2023	4	12.45	31.30	112	0.96%	0.25%	0.50%	16.41%	16.12%
2022	4	10.69	26.96	106	0.60%	0.25%	0.50%	(17.23)%	(17.44)%
2021	4	12.92	32.65	131	0.16%	0.25%	0.50%	15.42%	15.71%

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	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Allspring VT International Equity Fund, Class 1
2024	-	$13.77	$18.46	$-	2.18%	0.25%	0.75%	1.14%	0.98%
2023	19	13.62	18.28	343	1.77%	0.25%	0.75%	15.52%	14.94%
2022	21	11.79	15.91	326	3.89%	0.25%	0.75%	(11.70)%	(12.14)%
2021	23	13.35	18.63	404	1.33%	0.25%	0.75%	6.59%	7.12%
Allspring VT Opportunity Fund, Class 2
2025	76	19.05	63.14	2,601	0.05%	0.25%	0.75%	6.45%	5.92%
2024	76	17.90	59.61	2,463	0.05%	0.25%	0.75%	14.76%	14.19%
2023	80	15.60	52.20	2,274	0.00%	0.25%	0.75%	26.18%	25.56%
2022	85	12.36	41.58	1,916	0.00%	0.25%	0.75%	(21.00)%	(21.40)%
2021	76	15.65	54.43	2,624	0.04%	0.25%	0.75%	23.85%	24.47%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares
2025	36	20.71	42.98	883	0.26%	0.25%	0.50%	15.68%	15.39%
2024	39	17.90	37.25	818	0.53%	0.25%	0.50%	24.58%	24.26%
2023	40	14.37	29.97	698	0.73%	0.25%	0.50%	23.51%	23.21%
2022	42	11.64	24.33	586	0.49%	0.25%	0.50%	(23.06)%	(23.26)%
2021	37	15.12	31.70	782	0.76%	0.25%	0.50%	26.37%	26.68%
BNY Mellon VIF Appreciation Portfolio, Initial Shares
2025	22	18.40	53.36	726	0.37%	0.25%	0.75%	9.80%	9.25%
2024	23	16.76	48.84	699	0.42%	0.25%	0.75%	12.52%	11.96%
2023	26	14.90	43.62	696	0.71%	0.25%	0.75%	20.67%	20.07%
2022	29	12.34	36.33	640	0.62%	0.25%	0.75%	(18.27)%	(18.67)%
2021	28	15.10	45.97	848	0.45%	0.25%	0.75%	26.18%	26.81%
BNY Mellon VIF Government Money Market Portfolio
2025	333	11.38	12.67	4,179	3.86%	0.25%	0.75%	3.67%	3.16%
2024	357	10.97	12.28	4,307	4.62%	0.25%	0.75%	4.47%	3.95%
2023	303	10.50	11.82	3,516	4.53%	0.25%	0.75%	4.36%	3.85%
2022	319	10.07	11.38	3,113	1.28%	0.25%	0.75%	1.01%	0.51%
2021	377	9.96	11.65	4,116	0.01%	0.25%	0.75%	(0.73)%	(0.24)%

34

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
DWS CROCI U.S. VIP, Class A
2025	2	$32.51	$32.51	$54	1.27%	0.50%	0.50%	16.61%	16.61%
2024	2	17.26	27.88	54	1.48%	0.25%	0.50%	17.47%	17.17%
2023	2	14.70	23.79	48	1.70%	0.25%	0.50%	20.46%	20.16%
2022	2	12.20	19.80	43	1.78%	0.25%	0.50%	(15.61)%	(15.82)%
2021	2	14.46	23.52	58	3.30%	0.50%	0.50%	26.06%	26.06%
DWS Equity 500 Index VIP, Class A
2025	10	22.97	79.56	436	1.08%	0.25%	0.75%	17.34%	16.76%
2024	11	19.57	68.14	411	1.18%	0.25%	0.75%	24.31%	23.69%
2023	11	15.75	55.09	319	1.36%	0.25%	0.75%	25.69%	25.07%
2022	11	12.53	44.05	265	1.23%	0.25%	0.75%	(18.54)%	(18.95)%
2021	11	15.38	55.92	339	1.61%	0.25%	0.75%	27.44%	28.08%
DWS High Income VIP, Class A
2025	3	13.23	26.89	41	6.73%	0.25%	0.50%	8.67%	8.40%
2024	3	12.17	24.81	39	5.77%	0.25%	0.50%	6.87%	6.60%
2023	3	11.39	23.27	36	5.21%	0.25%	0.50%	11.06%	10.79%
2022	3	10.26	21.01	33	5.00%	0.25%	0.50%	(9.11)%	(9.33)%
2021	2	11.29	23.17	36	5.03%	0.50%	0.50%	3.49%	3.49%
DWS Small Cap Index VIP, Class A
2025	23	18.36	56.57	933	1.35%	0.25%	0.75%	12.35%	11.80%
2024	23	16.34	50.60	855	1.16%	0.25%	0.75%	10.87%	10.32%
2023	24	14.74	45.87	794	1.10%	0.25%	0.75%	16.47%	15.89%
2022	23	12.66	39.58	682	0.88%	0.25%	0.75%	(20.83)%	(21.23)%
2021	22	15.99	51.70	925	0.90%	0.25%	0.75%	13.65%	14.22%
DWS Small Mid Cap Growth VIP, Class A
2025	4	14.81	30.15	104	0.00%	0.25%	0.75%	7.84%	7.31%
2024	4	13.73	28.10	102	0.00%	0.25%	0.75%	4.89%	4.36%
2023	5	13.09	26.92	100	0.02%	0.25%	0.75%	18.53%	17.95%
2022	5	11.05	22.83	98	0.00%	0.25%	0.75%	(28.20)%	(28.55)%
2021	5	15.38	32.88	139	0.04%	0.25%	0.75%	12.99%	13.56%

35

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
DWS Small Mid Cap Value VIP, Class A
2025	4	$20.65	$36.57	$129	0.98%	0.25%	0.50%	17.92%	17.63%
2024	4	17.51	31.09	109	1.23%	0.25%	0.50%	5.94%	5.68%
2023	5	16.53	29.42	124	1.16%	0.25%	0.50%	14.66%	14.38%
2022	5	14.42	25.72	99	0.81%	0.25%	0.50%	(16.01)%	(16.22)%
2021	5	17.16	30.70	120	1.68%	0.25%	0.50%	29.85%	30.17%
Franklin Global Real Estate VIP Fund, Class 2
2025	45	12.66	20.11	900	1.36%	0.25%	0.75%	7.66%	7.13%
2024	44	11.76	18.77	821	1.85%	0.25%	0.75%	(0.57)%	(1.06)%
2023	44	11.83	18.97	831	2.84%	0.25%	0.75%	11.15%	10.60%
2022	44	10.64	17.16	741	2.20%	0.25%	0.75%	(26.24)%	(26.61)%
2021	47	14.43	24.06	1,090	0.95%	0.25%	0.75%	25.85%	26.47%
Invesco V.I. American Franchise Fund, Series I
2025	170	19.98	42.39	4,657	0.00%	0.25%	0.75%	11.39%	10.83%
2024	181	17.94	38.25	4,474	0.00%	0.25%	0.75%	34.55%	33.88%
2023	198	13.33	28.57	3,643	0.00%	0.25%	0.75%	40.58%	39.88%
2022	210	9.48	20.42	2,733	0.00%	0.25%	0.75%	(31.28)%	(31.63)%
2021	203	13.80	30.74	4,098	0.00%	0.25%	0.75%	11.09%	11.65%
Invesco V.I. Core Equity Fund, Series I
2025	130	21.42	41.16	3,529	0.66%	0.25%	0.50%	15.88%	15.59%
2024	136	18.48	35.61	3,173	0.70%	0.25%	0.50%	25.29%	24.98%
2023	145	14.75	28.49	2,681	0.73%	0.25%	0.50%	23.06%	22.75%
2022	152	11.99	23.21	2,310	0.85%	0.25%	0.50%	(20.74)%	(20.94)%
2021	154	15.13	29.36	3,160	0.67%	0.25%	0.50%	27.10%	27.42%
Invesco V.I. Discovery Mid Cap Growth Fund, Series I
2025	2	18.03	18.03	28	0.00%	0.50%	0.50%	4.27%	4.27%
2024	2	17.29	17.29	27	0.00%	0.50%	0.50%	23.65%	23.65%
2023	3	13.98	13.98	37	0.00%	0.00%	0.00%	13.15%	13.15%
2022	3	12.36	12.36	35	0.00%	0.00%	0.00%	(30.98)%	(30.98)%
2021	3	17.91	17.91	49	0.00%	0.00%	0.00%	19.10%	19.10%

36

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Invesco V.I. Equity and Income Fund, Series I
2025	58	$13.94	$13.91	$805	2.12%	0.25%	0.75%	12.52%	11.96%
2024	60	12.39	12.42	749	1.83%	0.25%	0.75%	11.84%	11.34%
2023	60	11.16	11.08	673	2.01%	0.00%	0.25%	10.56%	10.28%
2022	62	10.09	10.05	629	1.67%	0.00%	0.25%	(7.51)%	(7.74)%
2021	71	10.91	10.89	774	2.03%	0.00%	0.25%	5.74%	5.57%
Invesco V.I. EQV International Equity Fund, Series I
2025	61	14.27	27.98	1,333	1.45%	0.25%	0.75%	16.21%	15.63%
2024	63	12.28	24.20	1,170	1.77%	0.25%	0.75%	0.37%	(0.13)%
2023	61	12.24	24.23	1,148	0.20%	0.25%	0.75%	17.85%	17.27%
2022	66	10.39	20.66	1,042	1.60%	0.25%	0.75%	(18.51)%	(18.91)%
2021	65	12.74	26.22	1,331	1.32%	0.25%	0.75%	5.10%	5.62%
Invesco V.I. Government Securities Fund, Series I
2025	11	9.99	15.86	155	3.10%	0.25%	0.50%	7.10%	6.84%
2024	12	9.32	14.85	148	2.63%	0.25%	0.50%	1.46%	1.21%
2023	11	9.19	14.67	138	2.12%	0.25%	0.50%	4.36%	4.10%
2022	11	8.80	14.09	126	1.96%	0.25%	0.50%	(10.52)%	(10.74)%
2021	11	9.84	15.79	142	3.09%	0.25%	0.50%	(2.75)%	(2.51)%
Invesco V.I. Technology Fund, Series I
2025	152	19.65	25.40	3,354	0.00%	0.25%	0.75%	20.17%	19.57%
2024	167	16.35	21.24	3,045	0.00%	0.25%	0.75%	33.93%	33.27%
2023	191	12.21	15.94	2,615	0.00%	0.25%	0.75%	46.58%	45.85%
2022	199	8.33	10.93	1,852	0.00%	0.25%	0.75%	(40.10)%	(40.40)%
2021	194	13.91	18.87	3,145	0.00%	0.25%	0.75%	13.56%	14.13%
MFS VIT Growth Series, Initial Class
2025	106	19.39	55.79	3,069	0.00%	0.25%	0.75%	11.91%	11.36%
2024	109	17.33	50.09	2,820	0.00%	0.25%	0.75%	31.14%	30.48%
2023	118	13.21	38.39	2,354	0.00%	0.25%	0.75%	35.52%	34.86%
2022	124	9.75	28.47	1,808	0.00%	0.25%	0.75%	(31.81)%	(32.14)%
2021	119	14.30	43.18	2,761	0.00%	0.25%	0.75%	22.61%	23.22%

37

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
MFS VIT II High Yield Portfolio, Initial Class
2025	5	$12.85	$16.01	$85	4.21%	0.25%	0.75%	8.37%	7.84%
2024	16	11.86	14.84	212	8.98%	0.25%	0.75%	6.66%	6.12%
2023	5	11.12	13.99	75	5.80%	0.25%	0.75%	12.13%	11.57%
2022	5	9.91	12.54	5	9.62%	0.25%	0.75%	(10.74)%	(11.18)%
2021	5	14.41	14.41	74	4.86%	0.50%	0.75%	2.72%	2.97%
MFS VIT Investors Trust Series, Initial Class
2025	17	20.00	55.62	411	1.62%	0.25%	0.50%	13.29%	13.00%
2024	17	17.65	49.22	372	0.67%	0.25%	0.50%	19.22%	18.93%
2023	17	14.81	41.39	316	0.73%	0.25%	0.50%	18.68%	18.39%
2022	18	12.48	34.96	334	0.58%	0.25%	0.50%	(16.70)%	(16.90)%
2021	11	14.98	42.07	355	0.64%	0.25%	0.50%	26.18%	26.50%
MFS VIT Research Series, Initial Class
2025	17	19.73	51.43	519	0.95%	0.25%	0.75%	12.57%	12.01%
2024	18	17.53	45.92	512	0.59%	0.25%	0.75%	18.57%	17.98%
2023	20	14.79	38.92	471	0.52%	0.25%	0.75%	22.11%	21.51%
2022	20	12.11	32.03	393	0.43%	0.25%	0.75%	(17.42)%	(17.83)%
2021	23	14.66	40.11	561	0.54%	0.25%	0.75%	23.87%	24.49%
MFS VIT Total Return Series, Initial Class
2025	53	15.33	42.31	1,372	2.75%	0.25%	0.75%	10.89%	10.34%
2024	53	13.82	38.35	1,244	2.49%	0.25%	0.75%	7.48%	6.95%
2023	54	12.86	35.86	1,195	2.04%	0.25%	0.75%	10.17%	9.62%
2022	58	11.67	32.71	1,157	1.63%	0.25%	0.75%	(9.81)%	(10.25)%
2021	56	12.94	37.51	1,442	1.86%	0.25%	0.75%	13.27%	13.83%
MFS VIT Value Series, Initial Class
2025	3	18.88	47.12	82	1.62%	0.25%	0.50%	12.73%	12.45%
2024	3	16.75	41.90	77	1.53%	0.25%	0.50%	11.33%	11.05%
2023	3	15.04	37.73	78	1.66%	0.25%	0.50%	7.66%	7.40%
2022	3	13.97	35.13	65	1.47%	0.25%	0.50%	(6.14)%	(6.37)%
2021	2	14.89	37.52	58	1.33%	0.25%	0.50%	24.83%	25.14%

38

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Templeton Foreign VIP Fund, Class 2
2025	28	$17.49	$24.24	$664	2.33%	0.25%	0.75%	28.87%	28.23%
2024	30	13.57	18.90	565	2.41%	0.25%	0.75%	(1.25)%	(1.74)%
2023	29	13.75	19.23	554	3.15%	0.25%	0.75%	20.46%	19.86%
2022	32	11.41	16.05	498	2.93%	0.25%	0.75%	(7.84)%	(8.29)%
2021	36	12.38	18.01	632	1.93%	0.25%	0.75%	3.38%	3.90%
Templeton Global Bond VIP Fund, Class 2
2025	10	9.38	20.84	170	0.00%	0.25%	0.50%	15.44%	15.15%
2024	10	8.12	17.46	152	0.00%	0.25%	0.75%	(11.59)%	(12.03)%
2023	10	9.19	19.85	170	0.00%	0.25%	0.75%	2.63%	2.12%
2022	10	8.96	19.43	172	0.00%	0.25%	0.75%	(5.19)%	(5.66)%
2021	11	9.45	21.20	203	0.00%	0.25%	0.75%	(5.70)%	(5.23)%

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense risk fees, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Policy expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk fees, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Policy owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. These amounts are not annualized and represent each Subaccount’s total return for the periods during which the Subaccount held investment balances. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

39

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2025, and through April 20, 2026, the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.

40